Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of classes of share capital

	Total	Total
	number of	shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2023	59,067,186	4,487	233,895
Capital increase through exercise of warrants	—	—	47
Outstanding on December 31, 2023	59,067,186	4,487	233,942
Equity settled share-based payments expense	—	—	(47)
Outstanding on December 31, 2024	59,067,186	4,487	233,895
Increase shareholdes’ capital(1)	—	30,000	(30,000)
Other movement(1)	—	(30,000)	—
Outstanding on December 31, 2025	59,067,186	4,487	203,895
(1)

Other movement relates to a capital increase of € 30 million in 2025 through the conversion of unavailable share premium into share capital, followed by a capital reduction of € 30 million with no repayment to shareholders. The reduction resulted in the creation of a distributable reserve in connection with the Group’s share buyback program (see “Other Reserves” table below)

Schedule of nature and purpose of the other reserves

	As of December 31,
in 000€	2025	2024	2023
Legal reserve	449	279	279
Other reserves(1)	32,060	2,060	2,010
Equity-settled share-based payment expense	598	332	47
Other Comprehensive Income (loss)	(12,473)	(11,474)	(9,682)
Other Reserves	20,633	(8,803)	(7,346)
(1)	Increase of other reserves of € 30 million in 2025 relates to the creation of a distributable reserve in connection with the Group’s share buyback program.

Schedule of components of other comprehensive loss

	Currency
	Translation
	Differences	Fair value
in ’000€	& Other	adjustment	Total OCI
At January 1, 2023	(7,560)	(3,046)	(10,606)
Exchange differences on translation of foreign operations	1,255	—	1,255
Fair value adjustment	—	(331)	(331)
At December 31, 2023	(6,305)	(3,377)	(9,682)
Exchange differences on translation of foreign operations	(1,795)	—	(1,795)
Fair value adjustment	—	3	3
At December 31, 2024	(8,100)	(3,374)	(11,474)
Exchange differences on translation of foreign operations	1,002	—	1,002
Exchange differences resulting from net investment in foreign operations	(2,252)	—	(2,252)
Fair value adjustment	—	258	258
At December 31, 2025	(9,350)	(3,116)	(12,466)